EARNINGS/(LOSS) PER SHARE - Schedule of Weighted Average Number of Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
On a basic basis (in shares)	137,306	139,012	145,660
Dilution for share awards and options (in shares)	4,494	0	6,280
On a diluted basis (in shares)	141,800	139,012	151,940
Number of potential ordinary shares that are antidilutive in period presented (in shares)		6,605